Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Fixed Income Securities (91.8%)
Angola (0.7%)
Sovereign (0.7%)
Angolan Government International Bond,
8.00%, 11/26/29 (a)	$2,230	$931
9.38%, 5/8/48 (a)	1,010	403
		1,334
Argentina (1.3%)
Corporate Bonds (0.9%)
Province of Santa Fe,
6.90%, 11/1/27 (a)	1,180	625
Provincia de Cordoba,
7.45%, 9/1/24 (a)	750	364
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	1,730	705
		1,694
Sovereign (0.4%)
Argentine Republic Government International Bond,
7.50%, 4/22/26	2,590	745
		2,439
Azerbaijan (1.5%)
Sovereign (1.5%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	3,278	2,780

Bahrain (1.0%)
Sovereign (1.0%)
Bahrain Government International Bond,
7.50%, 9/20/47	2,090	1,768

Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	850	778

Brazil (4.7%)
Corporate Bonds (2.1%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)	1,150	899
CSN Islands XI Corp.,
6.75%, 1/28/28 (a)	1,260	813
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)(b)	1,000	888
Petrobras Global Finance BV,
5.09%, 1/15/30 (a)	846	771
Rumo Luxembourg Sarl,
7.38%, 2/9/24	512	515
		3,886

Sovereign (2.6%)
Brazilian Government International Bond,
4.50%, 5/30/29	470	484
5.00%, 1/27/45	2,588	2,478
6.00%, 4/7/26	1,610	1,835
		4,797
		8,683
Chile (2.4%)
Corporate Bonds (0.8%)
Colbun SA,
3.15%, 3/6/30 (a)(b)	1,110	974
Geopark Ltd.,
6.50%, 9/21/24 (a)	850	490
		1,464
Sovereign (1.6%)
Chile Government International Bond,
3.50%, 1/25/50	1,570	1,633
3.86%, 6/21/47	250	274
Empresa Nacional del Petroleo,
4.75%, 12/6/21	1,102	1,096
		3,003
		4,467
China (6.1%)
Corporate Bond (0.6%)
Fufeng Group Ltd.,
5.88%, 8/28/21	1,050	1,102

Sovereign (5.5%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	1,810	2,273
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	3,040	3,228
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)(b)	1,770	1,852
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,000	2,018
3.70%, 6/10/25 (a)	780	845
		10,216
		11,318
Colombia (2.5%)
Corporate Bonds (0.5%)
Millicom International Cellular SA,
6.63%, 10/15/26 (a)	420	401
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	660	542
		943
Sovereign (2.0%)
Colombia Government International Bond,
3.00%, 1/30/30	1,531	1,404
5.00%, 6/15/45	2,230	2,308
		3,712
		4,655
Costa Rica (0.9%)
Sovereign (0.9%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)(b)	1,290	1,096
7.16%, 3/12/45	780	632
		1,728

Croatia (0.4%)
Sovereign (0.4%)
Croatia Government International Bond,
6.00%, 1/26/24		680	738

Dominican Republic (2.7%)
Sovereign (2.7%)
Dominican Republic International Bond,
5.88%, 1/30/60 (a)		360	307
6.00%, 7/19/28 (a)		560	531
6.85%, 1/27/45 (a)		1,252	1,161
6.88%, 1/29/26 (a)(b)		1,605	1,611
7.45%, 4/30/44 (a)(b)		666	653
9.75%, 6/5/26 (a)	DOP	48,050	806
			5,069
Ecuador (1.1%)
Sovereign (1.1%)
Ecuador Government International Bond,
7.88%, 1/23/28	$620		176
8.88%, 10/23/27		2,010	550
9.63%, 6/2/27		940	265
9.65%, 12/13/26		1,400	391
10.75%, 1/31/29 (a)		500	144
10.75%, 1/31/29		2,010	578
			2,104
Egypt (3.1%)
Sovereign (3.1%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	480	456
6.13%, 1/31/22 (a)	$390		377
6.38%, 4/11/31 (a)	EUR	1,610	1,415
6.59%, 2/21/28	$600		514
7.50%, 1/31/27 (a)		840	767
7.90%, 2/21/48 (a)		490	400
8.15%, 11/20/59 (a)		2,200	1,804
			5,733
El Salvador (1.4%)
Sovereign (1.4%)
El Salvador Government International Bond,
6.38%, 1/18/27		1,785	1,577
7.12%, 1/20/50 (a)		410	319
8.63%, 2/28/29 (a)		760	744
			2,640
Gabon (0.4%)
Sovereign (0.4%)
Gabon Government International Bond,
6.63%, 2/6/31 (a)		360	223
Republic of Gabon,
6.95%, 6/16/25 (a)		740	498
			721
Ghana (1.2%)
Sovereign (1.2%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)		1,900	1,345
8.95%, 3/26/51 (a)		1,340	952
			2,297

Guatemala (1.0%)
Sovereign (1.0%)
Guatemala Government Bond,
4.88%, 2/13/28	1,810	1,771

Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond,
8.75%, 12/16/20	400	399

Hungary (1.3%)
Sovereign (1.3%)
Hungary Government International Bond,
5.38%, 3/25/24	1,250	1,380
7.63%, 3/29/41	690	1,080
		2,460
India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	800	765

Indonesia (6.0%)
Sovereign (6.0%)
Indonesia Government International Bond,
3.85%, 7/18/27	450	456
4.13%, 1/15/25	2,670	2,755
4.75%, 1/8/26 (a)	1,360	1,442
5.13%, 1/15/45 (a)	1,014	1,136
5.35%, 2/11/49 (b)	1,020	1,166
5.88%, 1/15/24	1,360	1,483
Pertamina Persero PT,
4.30%, 5/20/23	1,100	1,100
6.45%, 5/30/44 (a)	310	341
6.50%, 11/7/48 (a)	1,070	1,187
		11,066
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond,
6.75%, 3/9/23 (a)	1,140	929

Jamaica (1.0%)
Sovereign (1.0%)
Jamaica Government International Bond,
7.88%, 7/28/45	740	800
8.00%, 3/15/39	1,010	1,111
		1,911
Jordan (0.4%)
Sovereign (0.4%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	950	801

Kazakhstan (1.8%)
Sovereign (1.8%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)		520	562
5.13%, 7/21/25		1,100	1,189
6.50%, 7/21/45		430	565
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)		1,070	1,064
			3,380
Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		1,440	1,336

Lebanon (0.4%)
Sovereign (0.4%)
Lebanon Government International Bond,
6.85%, 3/23/27 — 5/25/29 (c)(d)		3,490	670

Lithuania (0.5%)
Sovereign (0.5%)
Lithuania Government International Bond,
6.63%, 2/1/22		760	823

Malaysia (0.5%)
Sovereign (0.5%)
Petronas Capital Ltd.,
3.50%, 3/18/25		810	825

Mexico (7.1%)
Corporate Bond (0.6%)
Orbia Advance Corp SAB de CV,
5.50%, 1/15/48 (a)		1,180	1,035

Sovereign (6.5%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)		410	374
Mexican Bonos, Series M
7.50%, 6/3/27	MXN	20,315	871
Mexico Government International Bond,
3.75%, 1/11/28	$1,410		1,409
4.15%, 3/28/27		2,756	2,808
4.50%, 4/22/29		470	484
4.60%, 1/23/46		530	530
Petroleos Mexicanos,
6.35%, 2/12/48		679	432
6.84%, 1/23/30 (a)		2,213	1,613
6.95%, 1/28/60 (a)		718	489
7.69%, 1/23/50		500	350
7.69%, 1/23/50 (a)		3,750	2,626
			11,986
			13,021
Nigeria (2.2%)
Corporate Bond (0.5%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		1,100	913

Sovereign (1.7%)
Nigeria Government International Bond,
6.38%, 7/12/23		530	443
6.50%, 11/28/27 (a)		870	609
7.14%, 2/23/30 (a)		1,020	716
9.25%, 1/21/49 (a)		1,830	1,303
			3,071
			3,984

Oman (1.2%)
Sovereign (1.2%)
Oman Government International Bond,
6.00%, 8/1/29 (a)	2,950	2,129

Panama (3.1%)
Sovereign (3.1%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,150	1,179
Panama Government International Bond,
3.87%, 7/23/60	550	556
4.00%, 9/22/24	2,684	2,794
4.50%, 4/1/56 (e)	810	885
8.88%, 9/30/27	278	378
		5,792
Paraguay (1.7%)
Sovereign (1.7%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	930	944
4.70%, 3/27/27 (a)	640	653
5.40%, 3/30/50 (a)	660	673
6.10%, 8/11/44 (a)(b)	878	935
		3,205
Peru (3.4%)
Corporate Bond (0.3%)
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)	491	467

Sovereign (3.1%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	978	944
Peruvian Government International Bond,
5.63%, 11/18/50	850	1,275
6.55%, 3/14/37	1,550	2,268
Petroleos del Peru SA,
4.75%, 6/19/32 (a)	1,440	1,323
		5,810
		6,277
Philippines (2.2%)
Sovereign (2.2%)
Philippine Government International Bond,
3.95%, 1/20/40	700	770
9.50%, 2/2/30	2,200	3,327
		4,097
Poland (1.9%)
Sovereign (1.9%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,701	1,774
4.00%, 1/22/24	1,620	1,769
		3,543

Qatar (3.5%)
Sovereign (3.5%)
Qatar Government International Bond,
4.00%, 3/14/29		1,930	2,072
4.82%, 3/14/49 (a)		3,150	3,725
4.82%, 3/14/49		490	580
			6,377
Romania (0.4%)
Sovereign (0.4%)
Romanian Government International Bond,
4.38%, 8/22/23		680	705

Russia (4.1%)
Sovereign (4.1%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22		2,800	2,902
5.63%, 4/4/42		3,800	4,643
			7,545
Saudi Arabia (1.9%)
Sovereign (1.9%)
Saudi Government International Bond,
4.38%, 4/16/29		1,538	1,659
5.25%, 1/16/50 (a)(b)		1,580	1,776
			3,435
Senegal (0.6%)
Sovereign (0.6%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		1,140	1,031

South Africa (1.0%)
Sovereign (1.0%)
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23		550	413
7.13%, 2/11/25		1,210	872
8.45%, 8/10/28 (a)		840	583
			1,868
Sri Lanka (0.8%)
Sovereign (0.8%)
Sri Lanka Government International Bond,
6.20%, 5/11/27		2,250	1,373

Turkey (2.5%)
Sovereign (2.5%)
Turkey Government International Bond,
4.88%, 4/16/43		1,300	910
5.63%, 3/30/21		1,350	1,344
6.88%, 3/17/36		1,000	886
7.25%, 12/23/23		1,580	1,550
			4,690
Ukraine (3.9%)
Sovereign (3.9%)
Ukraine Government International Bond,
6.75%, 6/20/26 (a)	EUR	400	394
7.75%, 9/1/23 – 9/1/26	$5,430		5,057
9.75%, 11/1/28 (a)		740	722
9.75%, 11/1/28		1,090	1,064
			7,237

United Arab Emirates (1.6%)
Sovereign (1.6%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)	1,950	1,902
3.13%, 5/3/26	1,031	1,055
		2,957
Uruguay (1.6%)
Sovereign (1.6%)
Uruguay Government International Bond,
4.38%, 10/27/27	1,260	1,370
5.10%, 6/18/50	1,385	1,581
		2,951
Venezuela (0.6%)
Sovereign (0.6%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)	15,570	1,090
Total Fixed Income Securities (Cost $200,680)		169,695

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, expires 11/15/20	2,250	55

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20	5,450	12
Total Warrants (Cost $—)		67

	Shares
Short-Term Investments (8.2%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $1,466)	1,465,569	1,466

	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $139; fully collateralized by U.S. Government obligations; 0.05% -1.25% due 7/15/20 - 1/31/22; valued at $142)	$139	139
HSBC Securities USA, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $61; fully collateralized by U.S. Government obligations; 0.00% - 2.88% due 5/14/20 - 8/15/46; valued at $62)	61	61
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $48; fully collateralized by a U.S. Government obligation; 2.00% due 1/15/21; valued at $49)	48	48
		248
Total Securities held as Collateral on Loaned Securities (Cost $1,714)		1,714

	Shares
Investment Company (7.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $13,437)	13,436,587	13,437
Total Short-Term Investments (Cost $15,151)		15,151
Total Investments (100.0%) (Cost $215,831) Including $6,773 of Securities Loaned (g)(h)(i)		184,913
Liabilities in Excess of Other Assets		(2,559)
Net Assets		$182,354

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $6,773,000 and $6,814,000, respectively. The Fund received cash collateral of approximately $1,725,000 of which approximately $1,714,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2020, there was uninvested cash collateral of approximately $11,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $5,089,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	When-issued security.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(i)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,762,000 and the aggregate gross unrealized depreciation is approximately $35,654,000, resulting in net unrealized depreciation of approximately $30,892,000.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
BNP Paribas SA	EUR	2,700	$3,012	6/10/20	$26

DOP	Dominican Peso
EUR	Euro
MXN	Mexican Peso

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	86.3%
Short-Term Investments	7.3
Corporate Bonds	6.3
Other**	0.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $26,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$11,504	$—	$11,504
Sovereign	—	158,191	—	158,191
Total Fixed Income Securities	—	169,695	—	169,695
Warrants	—	67	—	67
Short-Term Investments
Investment Company	14,903	—	—	14,903
Repurchase Agreements	—	248	—	248
Total Short-Term Investments	14,903	248	—	15,151
Foreign Currency Forward Exchange Contract	—	26	—	26
Total Assets	$14,903	$170,036	$—	$184,939

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.